SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common Class A [Member]
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$ 4,379,894	$ 2,836,691
Income and Franchise Tax	(1,099,904)	(744,449)
Net Earnings	$ 3,279,990	$ 2,081,242
Denominator: Weighted Average Redeemable Common Stock
Weighted average shares outstanding	20,800,000	20,800,000
Basic and diluted income (loss) per common share	$ 0.16	$ 0.10
Numerator: Net Loss minus Redeemable Net Earnings
Redeemable Net Earnings	$ 3,279,990	$ 2,081,242
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted	20,800,000	20,800,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$ 0.16	$ 0.10
Common Class B [Member]
Numerator: Earnings allocable to Redeemable Common Stock
Net Earnings	$ (3,279,990)	$ (2,081,242)
Denominator: Weighted Average Redeemable Common Stock
Weighted average shares outstanding	5,200,000	5,200,000
Basic and diluted income (loss) per common share	$ (0.13)	$ (0.08)
Numerator: Net Loss minus Redeemable Net Earnings
Net income	$ 2,610,824	$ 1,679,963
Redeemable Net Earnings	(3,279,990)	(2,081,242)
Non-Redeemable Net Loss	$ (669,166)	$ (401,279)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted	5,200,000	5,200,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$ (0.13)	$ (0.08)